Short-term borrowings	12 Months Ended
Mar. 31, 2015
Short-term borrowings
Short-term borrowings

7. Short-term borrowings

Short-term borrowings consisted of the following loans:

	As of March 31, 2015	As of March 31, 2014
Royal Bank of Scotland	$809	$—
Deutsche Bank AG, London Branch	—	9,082
BNP Paribas Dublin Branch	—	8,034
Citibank Europe PLC	—	2,414
Citibank Europe PLC (overdraft)	—	598
Other	524	348

Total	$1,333	$20,476

As of March 31, 2015, the above loans have short-term maturities and bear interest 1.9% per annum.

On November 28, 2012, the Group entered into full recourse receivable purchase facility agreement with Deutsche Bank AG, London Branch for the total amount up to $15,000. Under this agreement the Group can assign certain receivables in exchange for cash less a discount based on LIBOR/EURIBOR/PLNWIBOR for the relevant purchase term (30/60 days) plus a margin of 4%, plus handling fees. The loan is guaranteed by IBS Group, Luxoft USA, Luxoft UK, Luxoft GmbH, Luxoft Poland and Luxoft International. There was no outstanding amount as of March 31, 2015 under this agreement.

On January 10, 2013, Excelian entered into an invoice discounting agreement of up to £3,000 with Royal Bank of Scotland (RBS). Under this agreement the Group can assign certain receivables in exchange for cash less a discount based of 1.90% per annum. The outstanding amount was $809 as of March 31, 2015.

On January 15, 2013, the Group entered into an uncommitted receivables purchase agreement of up to $10,000 with BNP Paribas Dublin Branch. Under this agreement the Group can assign certain receivables in exchange for cash less a discount based on LIBOR for the relevant purchase term (30/60 days) plus 3% per annum. On November 27, 2013, BNP Paribas increased the amount of credit limit available to the Company to $25,000. There was no outstanding amount as of March 31, 2015 under this agreement.

On November 20, 2013, Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH entered into uncommitted Pre- and Post-Shipment Advances Facility Agreement with Citibank Europe PLC for up to $5,000. This agreement is a continuing agreement and remain in full effect subject to the terms of this agreement until 30 days after the Bank`s receipt of written notice of termination from the Borrower's agent. Under this agreement the borrower can use Pre- or Post-Shipment advance. Interest rates for Pre-Shipment is LIBOR plus 2% p.a. and interest rate for Post-Shipment is LIBOR plus 1.25% p.a. There was no outstanding amount as of March 31, 2015 under this agreement.